FORM 13F COVER PAGE


Report for Quarter Ended:  September 30, 2001
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              November 7, 2001
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     5208   575500 SH       SOLE                   575500
Allen Telecom Inc.             COM              018091108     5118   588250 SH       SOLE                   588250
America Service Group          COM              02364L109     1599   285500 SH       SOLE                   285500
Arrow Electronics Inc.         COM              042735100     1316    63100 SH       SOLE                    63100
Atlantis Plastics Inc.         COM              049156102     2067   712700 SH       SOLE                   712700
Black & Decker Corp.           COM              091797100     3894   124800 SH       SOLE                   124800
Caraustar Industries Inc.      COM              140909102     4894   529600 SH       SOLE                   529600
Cascade Corp.                  COM              147195101     5863   630475 SH       SOLE                   630475
Claire's Stores Inc.           COM              179584107     2948   233075 SH       SOLE                   233075
Flowserve Corp.                COM              34354P105     5139   260200 SH       SOLE                   260200
Gainsco Inc.                   COM              363127101     2228  1591200 SH       SOLE                  1591200
IDEX Corp.                     COM              45167R104     1613    58350 SH       SOLE                    58350
Lubrizol Corp.                 COM              549271104     4893   154850 SH       SOLE                   154850
M & T Bank Corp.               COM              55261F104     3022    40840 SH       SOLE                    40840
Midway Games Inc.              COM              598148104     6253   516324 SH       SOLE                   516324
Newfield Exploration Co.       COM              651290108     5069   173600 SH       SOLE                   173600
Newport Corp.                  COM              651824104     2489   176500 SH       SOLE                   176500
North Fork Bancorp             COM              659424105     1909    64200 SH       SOLE                    64200
OGE Energy Corp.               COM              670837103      361    16500 SH       SOLE                    16500
Pier 1 Imports Inc.            COM              720279108     4846   583850 SH       SOLE                   583850
Sport-Haley Inc.               COM              848925103     1292   510600 SH       SOLE                   510600
Tandy Crafts Inc.              COM              875386104       14   230000 SH       SOLE                   230000
Tractor Supply Co.             COM              892356106     2961   155900 SH       SOLE                   155900
Trinity Industries Inc.        COM              896522109     6017   277925 SH       SOLE                   277925
WMS Industries Inc.            COM              929297109     4336   247900 SH       SOLE                   247900
Washington Federal Inc.        COM              938824109     6320   252287 SH       SOLE                   252287